Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of loans and borrowings
Schedule of Composition of loans and borrowings

19.1       Composition of loans and borrowings

The balances of the loans and financing, which are recorded at amortized cost, as of December 31, 2019 and 2018:

	Weighted average effective
	interest rate as of December 31		2019	2018
	2019	2018
Local currency
Bonds	8.7%	8.0%	1,567,598	1,568,034
Syndicated loan	8.0%	7.9%	1,115,874	1,439,590
Lease liabilities (1)	7.2%	—	1,039,303	591,153
Commercial loan	8.3%	7.6%	737,032	449,998
			4,459,807	4,048,775
Foreign currency
Bonds	5.9%	5.7%	25,832,740	25,599,996
Commercial loan	7.1%	4.4%	6,586,538	7,352,002
Loans from related parties (Note 30)	—	—	1,108,403	855,135
Lease liabilities (1)	6.2%	—	251,651	206,737
			33,779,332	34,013,870
			38,239,139	38,062,645
Current			5,012,173	4,019,927
Non–current			33,226,966	34,042,718
			38,239,139	38,062,645

(1)

Corresponds mainly to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property and vehicles, recognized by the implementation of IFRS 16. (see Note 5.1).

Schedule of Maturity of loans and borrowings

19.2       Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2019:

	Up to 1
	Year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	571,969	403,996	358,976	232,657	1,567,598
Syndicated loan	361,545	754,329	—	—	1,115,874
Financial leasing	179,448	559,337	235,791	64,727	1,039,303
Other	218,375	343,049	121,679	53,929	737,032
	1,331,337	2,060,711	716,446	351,313	4,459,807
Foreign currency
Bonds	1,386,032	13,873,755	5,574,713	4,998,240	25,832,740
Commercial loans	1,129,117	4,163,624	1,253,446	40,351	6,586,538
Loans from related parties	1,108,403	—	—	—	1,108,403
Financial leasing	57,284	175,962	18,405	—	251,651
	3,680,836	18,213,341	6,846,564	5,038,591	33,779,332
	5,012,173	20,274,052	7,563,010	5,389,904	38,239,139

The following are the maturities of loans and borrowing as of December 31, 2018:

	Up to 1
	year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	116,693	842,514	362,446	246,381	1,568,034
Syndicated loan	406,582	1,033,008	—	—	1,439,590
Commercial loans and other	120,069	491,781	270,920	158,381	1,041,151
	643,344	2,367,303	633,366	404,762	4,048,775
Foreign currency
Bonds	1,374,390	10,605,708	8,664,732	4,955,166	25,599,996
Commercial loans – Refinería de Cartagena	1,116,370	4,061,541	2,174,091	—	7,352,002
Other	885,823	136,574	39,475	—	1,061,872
	3,376,583	14,803,823	10,878,298	4,955,166	34,013,870
	4,019,927	17,171,126	11,511,664	5,359,928	38,062,645

(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

Schedule of Breakdown by type of interest rate and currency

19.3       Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2019 and 2018:

	2019	2018
Local currency
Fixed rate	598,802	252,224
Floating rate	3,861,005	3,796,551
	4,459,807	4,048,775
Foreign currency
Fixed rate	31,087,439	31,432,667
Floating rate	2,691,893	2,581,203
	33,779,332	34,013,870
	38,239,139	38,062,645

Schedule of Movement of net financial debt

19.8       Movement of net financial debt

The following is the movement of net financial debt as of December 31, 2019, 2018 and 2017:

	Cash and	Other financial	Loans and	Net financial
	equivalents	assets	borrowings	debt
Balance as of December 31, 2017	7,945,885	6,533,725	(43,547,835)	(29,068,225)
Cash flow	(2,040,386)	843,612	11,363,077	10,166,303
Exchange difference:
Recognized in profit or loss	406,245	920,609	(816,840)	510,014
Recognized in other comprehensive income	—	—	(2,165,569)	(2,165,569)
Financial cost registered to projects	—	—	(217,891)	(217,891)
Financial income (expense) recognized in profit or loss	—	92,906	(2,399,414)	(2,306,508)
Foreign currency translation	—	(245,958)	(203,446)	(449,404)
Other movements that do not generate cash flow		2,921	(74,727)	(71,806)
Balance as of December 31, 2018	6,311,744	8,147,815	(38,062,645)	(23,603,086)
Cash flow	505,466	(3,117,549)	3,303,303	691,220
Exchange difference:
Recognized in profit or loss	258,548	182,396	(151,518)	289,426
Recognized in other comprehensive income	—	—	(53,911)	(53,911)
Financial cost registered to projects	—	—	(261,592)	(261,592)
Financial income (expense) recognized in profit or loss	—	(18,551)	(1,894,490)	(1,913,041)
Foreign currency translation	—	(204,441)	(14,627)	(219,068)
Other movements that do not generate cash flow	—	(10,378)	(1,103,659)	(1,114,037)
Balance as of December 31, 2019	7,075,758	4,979,292	(38,239,139)	(26,184,089)